Summary of Significant Accounting Policies: Cash and Cash Equivalents Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Cash and Cash Equivalents Policy	Cash and Cash Equivalents:

Cash equivalents are comprised of certain highly liquid instruments with a maturity of three months or less when purchased. The Company did not have any cash equivalents on hand at December 31, 2019 and December 31, 2018.